Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 882,011	$ 13,062,373	$ 738,301
Costs of revenue	(1,655,970)	(17,179,060)	(1,094,124)
Gross loss	(773,959)	(4,116,687)	(355,823)
Service income	56,030	14,587	1,600,012
Service expenses	(1,289)	(21,130)	(1,234,257)
Selling expenses	(1,170,378)	(927,243)	(2,815,609)
General and administrative expenses	(3,192,030)	(4,183,775)	(4,089,592)
Recovery from (provision for) doubtful accounts	23,608	150,280	(8,544)
Operating loss	(5,058,018)	(9,083,968)	(6,903,813)
Financial income (expenses)	57,077	(125,127)	(194,773)
Other Income	146,623	68,436
Other expenses	(52,367)		(2,586)
Loss from warrant redemption		(1,091,719)
Change in fair value of warrants liability	(229,749)	527,617	390,324
Loss before provision for income tax and non-controlling interest	(5,136,434)	(9,704,761)	(6,710,848)
Income tax benefit		95,026	11,978
Net loss from continuing operations	(5,136,434)	(9,609,735)	(6,698,870)
Discontinued operations:
Loss from operations of discontinued operations, net of taxes		(168,574)	(3,663,465)
Loss from disposal of discontinued operations, net of taxes		(82,579)
Net loss	(5,136,434)	(9,860,888)	(10,362,335)
Less: net loss attributable to non-controlling interest		(129,020)	(139,205)
Net loss attributable to Lianluo Smart Limited	(5,136,434)	(9,731,868)	(10,223,130)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	380,077	(567,162)	(461,548)
Comprehensive loss	(4,756,357)	(10,428,050)	(10,823,883)
-less comprehensive loss attributable to non-controlling interest		(230,838)	(189,670)
Comprehensive loss attributable to Lianluo Smart Limited	$ (4,756,357)	$ (10,197,212)	$ (10,634,213)
Weighted average number of common shares used in computation
-Basic	17,312,586	10,422,765	5,990,552
-Diluted	17,312,586	10,422,765	5,990,552
Loss from continuing operations per share of common stock
-Basic	$ (0.3)	$ (0.92)	$ (1.12)
-Diluted	(0.3)	(0.92)	(1.12)
Loss from discontinued operations per share of common stock
-Basic		(0.01)	(0.59)
-Diluted		(0.01)	(0.59)
Net loss per share of common stock
-Basic	(0.3)	(0.93)	(1.71)
-Diluted	$ (0.3)	$ (0.93)	$ (1.71)